MONEY MARKET FUND

ANNUAL REPORT
     November 30, 1996

W'here Leading Money Managers Converge

               MANAGERS MONEY MARKET

               ANNUAL REPORT
               NOVEMBER 30, 1996

               TABLE OF CONTENTS

                                        Page

President's Message                               1
The Managers Funds Performance                         4
Managers Money Market Fund
     Statement of Assets and Liabilities
5
     Statement of Operations                      5
     Statement of Changes in Net Assets                6
     Financial Highlights                              7
     Notes to Financial Statements                     8
     Report of Independent Accountants                 11
The Money Market Portfolio
     Schedule of Investments                      12
     Statement of Assets and Liabilities
15
     Statement of Operations                      15
     Statement of Changes in Net Assets                16
     Supplementary Data                           16
     Notes to Financial Statements                     17
     Report of Independent Accountants                 21







    Investments in Managers Money Market Fund are not deposits or obligation of, or guaranteed or endorsed by, Morgan Guaranty Trust Company of New York or any other bank. Shares of the Fund are not federally insured by the Federal Deposit
  Insurance Corporation, the Federal Reserve Board, or any other governmental agency.
  Although the Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to continue to do so.

PRESIDENT'S MESSAGE



DEAR FELLOW SHAREHOLDER:

 Although 1996 was a very prosperous year for equity investments, it was less so for fixed-income securities.
Two factors influencing the exceptional performance of the stock market over the past two years have been low inflation and low interest rates. While low inflation is indeed good for the financial markets in general and fixed-income securities in particular, the low level of interest rates merely means that available bond yields, and thus prospective bond returns, are meager. In addition, when viewed in a total return context, even a slight rise in rates from low levels can reduce the prices of fixed-income securities and mitigate some or all of the return garnered from the yield, especially for longer term securities.

 This is exactly what happened in the first half of 1996.
As signs that the inflation rate might have been rising gave the market reason to believe that the Federal Reserve might tighten, interest rates for most maturity horizons rose by more than one full percentage point. The total returns of intermediate and long term securities were negative for the first six months of the year. Shorter term securities, however, including those we own in this portfolio, performed well. The benefit of the increased rates was that income could be reinvested in higher yielding securities. During the second half of the year, as it became clear that the inflation rate was not rising, and that the Fed was not taking action, interest rates moved lower, although not back to their earlier levels, and bond prices rebounded.

 Managers Money Market Fund performed well in this environment, both from a nominal and relative standpoint, for its fiscal year ended November 30, 1996. For the twelve months ended November 30, 1996, Managers Money Market Fund provided a total return of +5.53@o. For the same period, the average return for all taxable money market funds, as reported by IBC Financial Data Inc. (the "IBC Average Fund"), was

+4.98%. The average rate of inflation during the period was +3.26%, as measured by the change in the Consumer Price
Index. Thus, the Fund provided a return of +2.27% over the inflation rate, while the IBC Average Fund returned +1.72% over inflation. As of November 30, 1996, the 30-day average yield for the Fund was 5.22%, while the yield for the same period for the IBC Average Fund was 4.84%.

  The Fund's good relative performance was a result of maintaining a low relative expense ratio, partially achieved by expense reimbursements, along with timely investment decisions. Early in the year, the portfolio's manager, Skip Johnson of Morgan Guaranty Trust Company (J.P. Morgan), maintained an average maturity similar to that of the average for money market funds which was between 50 and 55 days. Later in the year, as yields were dropping, Johnson extended the average maturity of the portfolio. At fiscal year end, the average maturity for the portfolio was 66 days, while the average maturity for the IBC Average Fund
was 55 days.   In addition, throughout the year, Johnson
took advantage of high relative yields available from high quality foreign banks. Japanese bank obligations in particular, offered attractive yield advantages at the beginning of the year. When these spreads tightened around mid-year, Johnson took profits, but again increased his position late in the year as the spreads widened again. At year end, 42% of the portfolio was invested in foreign bank obligations, and 32% was invested in first tier (highest credit quality) commercial paper. In comparison, the average allocation for similar funds (taxable money funds investing in first tier or better securities) to foreign bank obligations was 7%, and the average allocation in commercial paper was 59%. For the Fund, the remainder of assets were spread across U.S. Government-backed securities, repurchase agreements, time deposits and domestic bank obligations (see chart).



Looking forward, Johnson and his team of analysts at J.P. Morgan will be closely monitoring inventories, which have been rising recently, consumption and labor rates as keys to determining the strength of the economy, likely Fed actions, and, thus, the direction of interest rates. While he is generally satisfied that the economic pace is stable, he is concerned that tightness in the labor markets could induce the Fed to tighten in 1997. With this in mind he is trimming the average maturity of the portfolio, and expects to maintain it between 50 and 60 days for the near future. As of January 7, 1997,
                                2

the average maturity for the portfolio was 62 days, while the 7-day average and 7-day effective yields for the Fund were 5.29% and 5.43%, respectively. For comparison, the average maturity, 7-day average yield and 7-day effective yield for the IBC Average Fund were 52 days, 4.89% and 5.01%, respectively.

 As always, please feel free to contact us, at 800-835-3879, should you have any questions on this report or the Fund.

 We thank you for your continued investment in The Managers
Funds.

 Sincerely,
/s/Robert P. Watson
 Robert P. Watson
 President

3

THE MANGERS FUNDS
THE MANAGERS FUNDS PERFORMANCE (UNAUDITED)
All periods ending December 31, 1996

                    AVERAGE ANNUAL TOTAL RETURNS*
                                   Since     Inception
Morningstar
               1 Year  3 Years 5 Years 10 Years   Inception
Date      Rating**

Equity Funds:
Income Equity       17.08% 16.67% 14.45% 12.46%   14.57%
Oct. '84       ****
Capital Appreciation Fund     13.69% 14.30% 14.03% 14.65%
15.48%    Jun. '84       ****
Special Equity Fund 24.75% 17.87% 17.42% 17.60%   16.47%
Jun. '84       *****
International Equity Fund     12.77% 10.17% 14.02% 10.62%
14.30%    Dec. '85       ****

Income Funds:
Short Government Fund    3.89%     2.27% 2.90%    -    5.21%
Oct. '87       **
Short & Intermediate
     Bond Fund 4.21%      3.33% 5.95%   6.98%     8.56%
Jun. '84       ***
Intermediate
     Mortgage Fund  3.33%     -3.15% 2.27%   6.36%     7.13%
May '86        *
Bond Fund      4.97%      8.42% 8.94%   9.36%     11.37%
Jun. '84       ****
Global Bond Fund    4.39%     ---- ---- ---- 7.48%     Mar.
'94       NA
Money Market Fund   5.47%      4.70% 3.93%   5.48%     5.91%
Jun. '84       NA

 Past performance is no guarantee of future results. Investment returns and share price will fluctuate. The redemption price of a mutual fund may be more or less than the purchase price. For additional or more recent information on Managers Money Market Fund, or for a prospectus for the Equity Funds or the Income Funds, please call The Managers Funds at (800) 835-3879, or your investment adviser.
   Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized.
   Morningstar proprietary ratings reflect risk-adjusted performance through 12/31/96 and are subject to change every month. The ratings are by asset class and are calculated from the funds' three-, five- and ten-year returns (with fee adjustments) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day T-bill returns. For the three-, five- and tenyear periods, respectively, each of the Equity Funds other than the International Equity Fund was rated against 1,826, 1,058 and 598 equity funds, the International Equity Fund was rated against 383, 185 and 60 international equity funds, and each of the Income Funds was rated against 1,104, 597 and 242 fixed-income funds. Ten percent of the funds in each asset class receive five stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5@o receive 2 stars and 10% receive 1 star.

4

MANAGERS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 1996
ASSETS:
     Investment in The Money Market Portfolio ("Portfolio")
$36,108,151
     Receivable from Administrator
16,183
     Prepaid expenses
18,181
                                             ---------------
     Total assets
36,142,515
                                             ---------------
LIABILITIES:
     Dividends payable to shareholders
25,876
     Other accrued expenses
25,695
     Total liabilities
51,571
                                             ---------------
NET ASSETS:
$36,090,944
                                             =========
     Shares outstanding
36,090,944
                                             =========
     Net asset value, offering and redemption price per
share                     $1.00
                                                        ====
NET ASSETS REPRESENT:
     Paid-in capital
$36,090,944
                                             =========

STATEMENT OF OPERATIONS
For the year ended November 30, 1996
INVESTMENT INCOME FROM PORTFOLIO:
     Interest income
$1,561,249
EXPENSES:
     Administration fees                           $ 71,401
     Transfer agent fees                     35,924
     Registration fees                            22,648
     Audit fees                                8,322
     Reports to shareholders                        7,099
     Custodian fees                            6,359
     Legal fees                                3,155
     Trustee fees                              2,135
     Miscellaneous expenses                         3,866
     Allocated Portfolio expenses, net
54,035
                                        ---------
         Total expenses
214,944
     Less: Waiver of administration fees
(71,401)
               Reimbursement of expenses
(109,603)
                                              ------------
     Net expenses
33,940
                                             --------------
NET INVESTMENT INCOME                             $1,527,309
                                             ========
      The accompanying notes are an integral part of these

                      financial statements.

                                5

MANAGERS MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
                              For the
For the
                              year ended          eleven
months ended
                              November 30, 1996     November
30, 1995
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
     Net investment income              $1,527,309
$582,501
                              -------------            -----
------
DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income         (1,527,309)
(582,501)
                              -------------            -----
------
FROM CAPITAL SHARE TRANSACTIONS:
     Proceeds from sale of shares              113,145,027
45,741,592
     Net asset value of shares issued in
     connection with reinvestment of
     dividends                    999,707
541,365
     Cost of shares repurchased
(89,126,200)                (52,479,096)

     Net increase (decrease) from capital
     share transactions                        25,018,534
(6,196,139)
                                     --------------
-------------
Total increase (decrease) in net assets
25,018,534                    (6,196,139)
                                     --------------
-------------
NET ASSETS:
     Beginning of period                 11,072,410
17,268,549

     End of period                     $36,090,944
$11,072,410



      The accompanying notes are an integral part of these
                      financial statements.
                                6
MANAGERS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock outstanding throughout each
period
                   For the year    Eleven months
                     ended             ended
                     Year ended December 31,
                          November 30, November 30,---------
----------------------------------------
                    1996      1995  1994     1993 1992*
1991*
                          ----------------   ---------------
-  -----  ------    -------   --------
Net Asset Value, Beginning
 of Period                       $1.000             $1.000
$1.000    $1.000    $1.000    $1.000
                            --------                --------
--------  --------  --------  --------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income       0.054                  0.044
0.035     0.022     0.030     0.054
  Net realized and unrealized gain
   on investments                -      -    -    -    -
0.003
                    ------                ------- ------
-------   -------   -------
 Total from investment operations  0.054
0.044     0.035     0.022     0.030     0.057
                    ------                ------- ------
-------   -------   -------
LESS DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
  Net investment income              (0.054)
(0.044)   (0.035)   (0.022)   (0.030)   (0.054)
  Net realized gain on investments  -        -        -
-         -    (0.003)
                    ------                ------- ------
-------   -------   -------
    Total distributions to
       shareholders                  (0.054)
(0.044)   (0.035)   (0.022)   (0.030)   (0.057)
                    ------                ------- ------
-------   -------   -------
NET ASSET VALUE,
 END OF PERIOD      $1.000              $1.000    $1.000
$1.000    $1.000    $1.000
Total Return (c)              5.53%               4.51 %(b)
3.61%     2.48%     3.12%     5.35%
Ratio of net expenses to average net
 assets                  0.12%                1.13%(b) 0.73%
0.74%     0.67%     0.57%
Ratio of net investment income to
 average net assets      5.35%                4.85%(b) 3.84%
2.48%     3.05%     5.69%
Net assets at end of period (000's
 omitted)                  $36,091            $11,072
$17,269   $7,368    $9,320    $4,868
Expense Waiver (a)
 Ratio of total expenses to average
  net assets             0.7570                1.18%(b)
1.037@    0.99%     0.98%     1.06%
 Ratio of total investment income
  to average net assets       4.71%                 4.80%(b)
3.54%     2.23%     2.74%     5.21%
(a) Ratio information assuming no waiver of investment advisory and management fees and/or administrative fees in effect for the period presented, if applicable. (See
   Note 2).
(b)     Annualized
(c) The total returns would have been lower had certain expenses not been reduced during the periods shown.
*  Audited by prior auditors.

7

MANAGERS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 1996

Managers Money Market Fund (the "Fund") is a series of The
Managers Funds (the "Trust"), a no-load, diversified, open-end, management investment company, organized as a Massachusetts business trust, and registered under the Investment d Company Act of 1940, as amende (the "1940
Act"). Currently the Trust is comprised of 10 investment series (collectively the "Funds").

The Fund invests all of its investable assets in The Money Market Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (0.94% at November 30, 1996). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which require the use of management's estimates. The following is a summary of significant accounting policies followed by the
Fund:

 (a) VALUATION OF INVESTMENTS
Valuation of securities by the Portfolio is discussed in
Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 (b) SECURITY TRANSACTIONS
The Fund records its share of interest income, expenses, and realized gains and losses and adjusts its investment in the Portfolio each day.

 (c) INVESTMENT INCOME AND EXPENSES
All the net investment income and realized gains and losses of the Portfolio are allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination. Expenses incurred by the Trust with respect to one or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly Expenses directly attributable to a fund are charged to that fund.

 (d) DIVIDENDS AND DISTRIBUTIONS
Dividends resulting from net investment income normally will be declared daily, payable on the third to the last business day of the month.

Distributions classified as capital gains for federal income tax purposes, if any, will be made on an annual basis and when required for federal excise tax purposes. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to capital stock.

(e) FEDERAL TAXES
The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains, if any, to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no federal income or excise tax provision is included in the accompanying financial statements.

(f) CAPITAL STOCK
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded as of the ex-dividend date.

At November 30, 1996, one unaffiliated shareholder, which is an omnibus account, held 16@o of the outstanding shares of the Fund.

(2) AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
The Trust has adopted an Administrative and Shareholder Servicing Agreement under which The Managers Funds, L.P serves as the Fund's administrator (the "Administrator") and is responsible for all aspects of managing the Fund's operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, dealers and registered investment advisers, that advise or act as an intermediary with the Fund's shareholders.

Effective December 1, 1995, the Trustees approved a fee for these services, payable to the Administrator, of 0.25% per annum, all of which has been voluntarily waived for the fiscal year ended November 30,1996. In addition, from December 1, 1995 to November 30, 1996, the Administrator voluntarily limited total expenses to between 0.00% and 0.24% of average daily net assets by reimbursing the Fund for varying amounts of Fund and Portfolio level expenses.

These waivers and expense limitations may be modified or terminated at any time at the sole discretion of the Administrator.

An aggregate annual fee of $10,000 is paid to each outside Trustee for serving as a Trustee of the Trust. In addition, these Trustees receive meeting fees of $750 for each inperson meeting attended, and $200 for participation in any telephonic meetings. The Trustee fee expense shown in the financial statements represents the Fund's allocated portion of the total fees.

(3) CONTINGENCY

Two lawsuits seeking class action status have been filed against Managers Intermediate Mortgage Fund, Managers Short Government Fund, the Investment Manager and the Trust, among other defendants. In both of these cases, the plaintiffs seek unspecified damages based upon losses alleged in the two funds named above. After plaintiff amended the complaint, a second motion to dismiss was filed in the suit relating to Managers Short Government Fund. In that action, the parties have now entered into a preliminary agreement to settle all claims by the purported class. However, the parties have not finalized their settlement nor have they obtained the required court approvals. For these and other reasons, there can be no assurance that the settlement will be consummated. In addition, a non-class action lawsuit based on similar allegations has been filed by a customer against certain of the defendants named in the class action lawsuits, as well as Managers Short and Intermediate Bond Fund. Certain other customers, who are potentially members of the plaintiff class in each of the two class action lawsuits referred to above, have asserted that they may file similar lawsuits based on similar claims, but have not done so. Management continues to believe that it has meritorious defenses and, if the cases are not settled, Management intends to defend vigorously against these actions.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of The Managers
Funds and the Shareholders of
Managers Money Market Fund:

 We have audited the accompanying statement of assets and liabilities of Managers Money Market Fund as of November 30, 1996 and the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and for the eleven month period ended November 30, 1995, and the financial highlights for the year ended November 30, 1996, the eleven month period ended November 30, 1995, and for each of the two years in the period ended December 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended December 31, 1991 and 1992, presented herein, were audited by other auditors whose report dated February 26, 1993, expressed an unqualified opinion on such financial highlights.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Managers Money Market Fund as of November 30, 1996, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the eleven month period ended November 30, 1995, and the financial highlights for the year ended November 30, 1996, the eleven month period ended November 30, 1995, and for each of the two years in the period ended December 31, 1994, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P

Boston, Massachusetts
January 23, 1997

THE MONEY MARKET PORTFOLIO
Schedule of Investments
November 30, 1996

     Principal                               Yield to
     Amount                                  Maturity/
           (in tlhousands)   Security Description
Maturity Dates Rate      Value
          -------------------   --------------------------
------------------  -------------- -------
CERTIFICATES OF DEPOSIT - DOMESTIC (5.0-7.)

     $33,500   Bank of America, Chicago      11/07/97
5.570%         $33,484,726
     25,000    Bank of America National Trust &
          Savings Association           O2/12/97       4.900
24,997,587
     15,000    Bank of New York              04/01/97
5.550          14,996,536
     25,000    Chase Manhattan               12/30/96
5.750          25,000,000
     42,825    First Union Bank of North Carolina O2/18/97
5.360          42,825,000
     50,000    National Bank of Detroit      01/03/97
5.200          49,995,615
          Total Certificates of Deposit -
---------------
          Domestic
191,299,464
                                                  ----------
-----
CERTIFICATES OF DEPOSIT - FOREIGN (34.5%)

     32,000    Bank of Montreal, Chicago          01/10/97
5.360          32,000,000
     158,500   Banque Nationale de Paris Ltd., New
          York             12/03/96-04/11/97        5.330-
5.750          158,496,834
     30,300    Bayerische Landesbank, New York 12/09/96-
11/21/97         5.310-5.500       30,286,461
     51,150    Bayerische Vereinsbank AG, New York
10/28/97       5.680          51,127,776
     88,500    Canadian Imperial Bank of Commerce 12/19/96
5.270          88,500,000
     50,000    Commerzbank U.S. Finance, Inc      12/13/96
5.290          50,000,166
     38,500    Credit Agricole, Chicago      12,/30/96
5.420          38,500,182
     11,500    Deutsche Bank            11/10/97       5.550
11,494,350
     175,000   Landesbank Hessen Thuringen        07/18/97
6.010          175,331,454
     35,000    Rabobank Nederland N. V       12/27/96
5.540          35,000,249
     59,000    Royal Bank of Canada, New York05/13/97-
05/15/97         5.745-5.810       59,005,348
     150,000   Sanwa Bank Ltd. Yankee CD      12/09/96-
01/15/97         5.360-5.500       150,000,186
     196,000   Societe Generale, New York     12/05/96-
10/06/97        5.2,80-5.840       195,982,211
     130,000   Sumitomo Bank Yankee CD   12/03/96-01/21/97
5.500-5.520         130,000,000
     48,400    Swiss Bank Corp., New York         12/18/96
5.530          48,400,226
     50,000    Union Bank of Switzerland          12/13/96
5.500          50,000,000
     25,000    Westpac Banking Corp. Yankee CD    12/27/96
5.570          25,000,356
          Total Certificates of Deposit -
--------------
          Foreign
1,329,125,799
                                                  ----------
--------
COMMERCIAL PAPER - DOMESTIC (17.1%)

     20,976    A I Credit Corp          12/03/96-l2/17/96
5.240          20,961,791
     40,000    American Express Co           12/16/96
5.260          39,912,333
     73,000    American Express Credit Corp       01/02/97
5.250          72,659,334
     25,000    Bank of New York              12/12/96
5.270          24,959,743
     25,000    Bankers Trust            12/27/96       5.600
24,898,889
     7,000     Bellsouth Capital Funding Corp
12/02/96       5.300          6,998,969
     22,458    Campbell Soup Co              12/20/96
5.270          22,395,536
     24,024    CIT Group Holdings Inc        12/19/96
5.250          23,960,937
     25,000    Deere & Co               01/24/97       5.330
24,800,125
     116,000   Ford Motor Credit Corp   12/05/96-l2/20/96
5.250          115,780,083
     5,600     General Electric Capital Corp      12/04/96
5.250          5,597,550
     25,000    H.J. Heinz Co            12/09/96       5.230
24,970,944

The accompanying notes are an integral part of these
financial statements.
12
THE MONEY MARKET PORTFOLIO
Schedule of Investments (continued)
November 30, 1996

     Principal                               Yield to
     Amount                                  Maturity/
           (in tlhousands)   Security Description
Maturity Dates Rate      Value
          -------------------   --------------------------
------------------  -------------- -------

COMMERCIAL PAPER - DOMESTIC (continued)
     $45,300   J.C. Penny Funding Corp  12/11/96-I2/16/96
5.250-5.270%        $45,230,987
     51,000    Koch Industries Inc           12/02/96
5.350          50,992,421
     10,000    PACCAR Financial Corp         12/06/96
5.300          9,992,639
     2,732     PepsiCo Inc              12/13/96       5.270
2,727,201
     65,000    Raytheon Co              12/20/96       5.270
64,819,210
     26,000    Republic Bank of New York          12/10/96
5.250          25,965,875
     7,000     Southern Co              12/09/96       5.250
6,991,833
     20,800    Unilever Capital Corp         12/13/96
5.250          20,763,600
     18,930    Warner Lambert Co             12/02/96
5.230          18,927,250
     3,365     Xerox Credit Corp        12/09/96-12/18/96
5.240-5.270         3,358,434
                                                  ----------
-----
          Total Commercial Paper - Domestic.
657,665,684
                                                  ----------
-----
COMMERCIAL PAPER - FOREIGN (15.2%)

     57,165    Bayerische Vereinsbank   12/04/96-12./17/96
5.250-5.430         57,069,542
     90,000    Caisse D'Amortissement        06/06/97
5.290          87,526,925
     40,000    Canadian Imperial Holding Inc      12./10/96
5.444          39,945,560
     37,000    Commonwealth Bank of Australia     12/30/96
5.320          36,841,434
     78,561    Creditanstalt Finance Inc     12/04/96-
12/12/96       5.250          78,482,808
     21,900    Deutsche Bank Finance Inc          12/03/96
5.270          21,893,588
     22,020    Dresdner Bank U.S. Finance Inc
12/05/96       5.250          22,007,155
     18,000    Claxo Wellcome PLC            12/09/96
5.420          17,978,320
     50,000    National Australia Funding         12/02/96
5.290          49,992,653
     55,000    Ontario Hydro       12/04/96-l2/30/96
5.240-5.370         54,862,179
     26,300    Seagram, Joseph E. & Sons Inc      12/11/96
5.250          26,261,646
     24,000    Swiss Bank Corp., New York         12/27/96
5.300          23,905,013
     69,000    UBS Finance Delaware Inc      12/04/96
5.340          68,969,295
                                                  ----------
----
          Total Commercial Paper - Foreign
585,736,118
                                                  ----------
------
CORPORATE OBLIGATIONS (3.2%)

     75,000    Abbey National Treasury Services,
          PLC            11/03/97-11/21/97          5.500-
5.640          74,953,304
     15,000    General Electric Capital Corp      01/31/97
5.080          14,999,699
     25,000    John Deere Capital Corp       07/03/97
5.850          24,989,740
     9,000     Old Kent Bank & Trust Co      01/15/97
5.125          9,000,000
                                                  ----------
-----
          Total Corporate Obligations
123,942,743
                                                  ----------
------
FLOATING RATE NOTES (7.3%) (a)

     53,000    Abbey National Treasury Services,
          PLC, (resets monthly to one month
          LIBOR - 12.5 basis points, due
          05/16/97)                12/18/96(b)    5.250
52,982,004
     72,500    Asset Backed Securities Investment
          Trust, Series 1996-M, (resets monthly
          to one month LIBOR, due 10/15/97)
          (144A)                   12/15/96(b)    5.375
72,500,000

The accompanying notes are an integral part of these
financial statements.
                               13
THE MONEY MARKET PORTFOLIO
Schedule of Investments (continued)
November 30, 1996

     Principal                               Yield to
     Amount                                  Maturity/
           (in tlhousands)   Security Description
Maturity Dates Rate      Value
          -------------------   --------------------------
------------------  -------------- -------
FLOATING RATE NOTES (continued)

     $ 20,000  Federal National Mortgage
          Association, (resets weekly to six
          month Treasury Bill rate +10 basis
          points, due 06/11/97)         12/10/96(b)
5.370%         $ 19,991,850
     94,622    Natwest Asset Trust Securities, Series
          R-13/14A, (resets monthly to one
          month LIBOR + 2 basis points, due
          09/15/03) (144A)              12/15/96(b)    5.395
94,622,000
     40,000    Society National Bank of Cleveland,
          (resets daily to the Fed Funds rate +
          8 basis points, due 07/08/97)      12/04/96(b)
5.500          39,983,656
                                                  ----------
----
          Total Floating Rate Notes
280,079,510
                                                  ----------
-----
TIME DEPOSITS - FOREIGN (0.3%)

     13,203    Banque Nationale de Paris, Grand
          Cayman                   12/02/96       5.375
          13,203,000
                                                  ----------
----
U.S. GOVERNMENT AGENCY OBLIGATIONS (4.8%)

     30,000    Federal Farm Credit Bank      12/02/96
5.400          29,999,868
     1,060     Federal Home Loan Banks       06/27/97
5.875          1,059,245
     73,430    Federal Home Loan Mortgage Corp    12/02/96
5.330-5.700         73,418,679
     79,500    Federal National Mortgage
           Association        12/04/96-12/18/96
5.370-5.410         79,497,955
          Total U.S. Government Agency
--------------
          Obligations
183,975,747
                                                  ----------
-----
U.S. TREASURY OBLIGATIONS (2.6%)

     97,500    United States Treasury Notes       01/31/97
7.500          97,874,271
                                                  ----------
----
REPURCHASE AGREEMENTS (9.3%)
  357,587         Goldman Sachs Repurchase
          Agreements, dated 11/29/96,
          proceeds $357,827,145
          (collateralized by $263,308,000
          U.S. Treasury Notes
          6.25%-7.50%, due O@/97-11/15/01
          valued at $270,636,657, $95,642,000
          U.S. Treasury Bills 0.00'7@, due
          03/06/97-04/24/97 valued at
          $94,102,422) (cost $357,587,000)   12/02/96
5.350-5.660         357,587,000
                                                  ----------
-------
     TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (99.3%)
3,820,489,336
     OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)
27,760,581
                                                  ----------
-------
     NET ASSETS (100.0%)
$3,848,249,917

===========
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at the end of the reporting period. The due date in the security description reflects the final maturity date.
(b) Reflects the next interest rate reset date. 144A-Securities restricted for resale to Qualified Institutional Buyers.
The accompanying notes are an integral part of these
financial statements.
14
THE MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
November 30, 1996
ASSETS:
     Investments at amortized cost and value
$3,820,489,336
     Cash                                         2,198
     Interest receivable
28,466,958
     Prepaid trustees' fees
6,237
     Prepaid expenses and other assets
13,201
                                             ---------------
----
     Total assets
3,848,977,930
                                             ---------------
--
LIABILITIES:
     Advisory fee payable
409,662
     Custody fee payable                          119,011
     Administrative services fee payable
102,973
     Administration fee payable
56,064
     Fund services fee payable
5,425
     Accrued expenses                             34,878
                                             ---------------
--
     Total liabilities
728,013
                                             ---------------
--
NET ASSETS:
     Applicable to investors' beneficial interests
$3,848,249,917
                                             ===========
STATEMENT OF OPERATIONS
For the fiscal year ended November 30, 1996
INVESTMENT INCOME:
     Interest income
$191,789,557
EXPENSES:
     Advisory fee                       $4,503,793
     Administrative services fee             891,730
     Custodian fees and expenses             588,354
     Administration fee                 306,001
     Fund services fee                       157,428
     Trustees' fees and expenses             63,351
     Professional fees and expenses               48,407
     Miscellaneous                      30,508
                                   ------------
     Total expenses                     6,589,572
     Less: reimbursement of expenses              (9,993)
                                   -------------
     Net expenses                                 6,579,579
                                             ------------
Net Investment Income
185,209,978
Net Realized Gain on Investments
267,432
                                             ---------------
Net Increase in Net Assets Resulting from Operations
$185,477,410
                                             ==========
      The accompanying notes are an integral part of these
                      financial statements.
                               15
THE MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                              For the Fiscal      For the
Fiscal
                              Year Ended          Year Ended
                              November 30, 1996   November
30, 1995
                              ------------------------ -----
-------------------
INCREASE IN NET ASSETS:
FROM OPERATIONS:
     Net investment income              $185,209,978
$168,180,713
     Net realized gain on investments        267,432
1,573,477
                              ----------------         -----
------------
     Net increase in net assets resulting
     from operations                    185,477,410
169,754,190
                              --------------      ----------
-----
TRANSACTIONS IN INVESTORS' BENEFICIAL
INTERESTS:
     Contributions                 18,847,392,256
17,654,676,133
     Withdrawals                   (18,519,575,165)
(17,137,148,786)
     Net increase from investors'       --------------------
---------------------
     transactions                  327,817,091
517,527,347
                              -------------------      -----
-----------------
     Total increase in net assets            513,294,501
687,281,537
NET ASSETS:
     Beginning of fiscal year           3,334,955,416
2,647,673,879
                              -------------------      -----
-----------------
     End of fiscal year                 $3,848,249,917
$3,334,955,416
                              -------------------      -----
-----------------
SUPPLEMENTARY DATA
                                             For the period
                         For the Fiscal Year Ended
               July 12, 1993
                              November 30,
(commencement
                         --------------------------------
of operations) to
                         1996 1995 1994      November 30,
               1993
                         ------    ------    ------
------------------------
RATIOS TO AVERAGE NET ASSETS:
     Expenses            0.19%     0.19%     0.20%
0.19%(a)
     Net investment income         5.29%     5.77%     3.90%
2.98%(a)
     Decrease reflected in expense
     ratio due to expense
     reimbursements           0.00%(b)   -   0.00%(b)  -
(a) Annualized
(b) Less than 0.01%

The accompanying notes are an integral part of these
financial statements.
                               16
THE MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
November 30, 1996

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the
'Act"), as a noload, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio's investment objective is to maximize current income and maintain a high level of liquidity. The Portfolio commenced operations on July 12, 1993. The Declaration of Trust permits the
Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

 a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

The Portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-tomarket basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

 b) Securities transactions are recorded on a trade date basis. Investment income consists of interest income, which includes the amortization of premiums and discounts, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

 c) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

 a) The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the Investment Advisory Agreement, the Portfolio pays Morgan at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the fiscal year ended November 30, 1996, this fee amounted to $4,503,793.

 b) The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. Until December 28, 1995, the agreement provided for a fee to be paid to Signature at an annual fee rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate was applied each day to the net assets of the Portfolio.
For the period from December 1, 1995 through December 28, 1995, Signature's fee for these services amounted to $14,797.

Effective December 29, 1995, the Administration Agreement was amended such that the fee charged was equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03,Yo on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM PierPont Funds, The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from December 29, 1995 through July 31, 1996, such fees for these services amounted to $258,192. The Administration Agreement with Signature was terminated July 31, 1996.

Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, the Portfolio has agreed to pay FDI fees equal to its allocable share of annual complex-wide charge of $425,000 plus FDI's outof-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from August 1, 1996 through November 30, 1996, the fee for these services amounted to $33,012.

 c) Until August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement with Morgan which provided that Morgan would receive a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Portfolio and that was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses and fund services fee at 0.03% of the Portfolio's average daily net assets. From September 1, 1995 until December 28, 1995, an interim agreement between the Portfolio and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services.

Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06%, on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the net assets of the Master Portfolios and other investors in the Master Portfolios for which Morgan provided similar services. For the period from December 29, 1995 through July 31, 1996, the fee for these services amounted to $493,282.

Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.09,Yo on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The allocation of the Portfolio's portion of this charge is described above. For the period from August 1, 1996 through November 30, 1996, the fee for these services amounted to $398,448.

In addition, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.2OL7o of the average daily net assets of the Portfolio through March 31, 1997. For the fiscal year ended November 30, 1996, Morgan reimbursed the Portfolio $9,993 for expenses under this agreement.

 d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $157,428 for the fiscal year ended November 30, 1996.

 e) An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds and the Master Portfolios. The Trustees' Fees and
Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $20,200.

 REPORT OF INDEPENDENT ACCOUNTANTS

 To the Trustees and Investors of The
 Money Market Portfolio

 In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Money Market Portfolio (the "Portfolio") at November 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the three years in the period then ended, and for the period July 12, 1993 (commencement of operations) through November 30, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
New York, New York
January 16, 1997

Where Leading Money Managers Converge

Fund Distributor
The Managers Funds, L.R 40 Richards Avenue
Norwalk, Connecticut 06854-2325 (203) 857-5321 or (800) 835-
3879

Custodian

State Street Bank and Trust
Company
1776 Heritage Drive
North Quincy, Massachusetts
02171

Legal Counsel

Shereff, Friedman, Hoffman &
Goodman, LLP
919 Third Avenue
New York, New York 10022

Transfer Agent

Boston Financial Data Services, Inc. attn: The Managers
Funds PO. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682






This report is prepared for the information of shareholders.
It is authorized for distribution to prospective investors only when preceded by an effective prospectus.

                       The Managers Funds

                          Equity Funds:

                       INCOME EQUITY FUND
                 Scudder, Stevens & Clark, Inc.
               Spare, Kaplan, Bischel & Associates

                    CAPITAL APPRECIATION FUND
                 Dietche & Field Advisers, Inc.
                    Husic Capital Management

                       SPECIAL EQUITY FUND
                  Liberty Investment Management
                   Pilgrim Baxter & Associates
                 Westport Asset Management, Inc.

                      INTERNATIONAL EQUITY
                              FUND
                 Scudder, Stevens & Clark, Inc.
                      Lazard, Fr&res & Co.

                       Fixed Income Funds:

                        MONEY MARKET FUND
                  Morgan Guaranty Trust Company
                           of New York

                      SHORT GOVERNMENT FUND
                Jennison Associates Capital Corp.

                     SHORT AND INTERMEDIATE
                            BONDFUND
                   Standish, Ayer & Wood, Inc.

                      INTERMEDIATE MORTGAGE
                              FUND
                Jennison Associates Capital Corp.
                            BONDFUND
                 Loomis, Sayles & Company, Inc.

                        GLOBAL BOND FUND
                      Rogge Global Partners